United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Hermes Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/23

Date of Reporting Period: Six months ended 06/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2023

Ticker FCSPX

Federated Hermes Corporate Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Bonds	96.0%
Foreign Government/Agency	1.7%
Cash Equivalents[2]	1.1%
Derivative Contracts[3]	(0.1)%
Securities Lending Collateral[4]	0.6%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.0%
		Basic Industry - Chemicals—0.4%
$ 90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 85,011
200,000	[1]	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	187,652
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	267,879
		TOTAL	540,542
		Basic Industry - Metals & Mining—1.6%
600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	495,825
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	388,922
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	195,504
235,000		AngloGold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	236,946
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	360,942
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	282,017
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	134,997
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	275,801
		TOTAL	2,370,954
		Basic Industry - Paper—0.1%
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	111,671
		Capital Goods - Aerospace & Defense—4.9%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	220,702
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	343,590
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	330,562
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	274,362
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	865,531
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	344,879
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	550,912
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	174,697
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	354,870
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	160,162
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	678,798
200,000		Leidos, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2033	198,789
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	119,960
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	321,655
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	490,985
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	578,282
350,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	298,676
280,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	283,950
136,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.055% (3-month USLIBOR +1.735%), 2/15/2042	100,353
370,000	[1]	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	305,387
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,495
		TOTAL	7,046,597
		Capital Goods - Building Materials—0.8%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	88,398
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	120,092
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	573,903
235,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	198,007
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	137,754
		TOTAL	1,118,154
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—1.3%
$ 205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	$ 200,030
450,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	398,043
445,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	418,547
895,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	802,132
		TOTAL	1,818,752
		Capital Goods - Diversified Manufacturing—1.6%
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	133,746
300,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	258,798
110,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	97,306
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	57,614
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	235,200
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	70,460
390,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	344,918
335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	298,002
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	400,441
160,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	151,963
285,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	236,638
		TOTAL	2,285,086
		Capital Goods - Packaging—0.4%
180,000		Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	176,349
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	218,290
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	139,736
		TOTAL	534,375
		Communications - Cable & Satellite—1.9%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	413,946
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	314,461
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	151,421
500,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	377,660
865,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	566,815
600,000		Charter Communications, Inc., 4.200%, 3/15/2028	562,745
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	154,595
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	249,819
		TOTAL	2,791,462
		Communications - Media & Entertainment—4.3%
500,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	381,247
135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	131,243
375,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	351,429
950,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	818,983
167,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	169,624
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	244,577
495,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	362,073
385,000		Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	395,687
850,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	841,440
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	251,814
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	248,871
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	194,318
190,000		Paramount Global, Sr. Unsecd. Note, 3.700%, 6/1/2028	169,142
475,000	[1]	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	398,273
200,000		Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	147,019
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 500,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	$ 443,669
510,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	430,144
300,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	300,316
	TOTAL	6,279,869
	Communications - Telecom Wireless—4.5%
450,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	396,304
300,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	242,686
300,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	196,147
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	228,376
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	96,976
200,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	198,876
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	243,186
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	389,499
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	185,811
300,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	244,779
300,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	295,030
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	277,367
415,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	356,348
500,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	413,334
550,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.000%, 2/15/2041	402,431
600,000	T-Mobile USA, Inc., Sec. Fac. Bond, Series WI, 3.875%, 4/15/2030	553,119
670,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	680,805
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	224,511
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	281,199
580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	545,214
	TOTAL	6,451,998
	Communications - Telecom Wirelines—6.3%
400,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	364,740
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	689,165
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	295,430
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	230,596
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	734,687
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	184,868
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	474,850
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	480,500
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	392,405
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	261,788
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	504,329
815,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	677,286
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	43,648
680,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	616,858
400,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	334,091
1,785,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,378,761
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	24,375
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	728,543
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	320,978
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	395,078
	TOTAL	9,132,976
	Consumer Cyclical - Automotive—4.3%
650,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	580,668
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 175,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	$ 151,614
200,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	194,382
455,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	388,597
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	111,337
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	663,098
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	647,129
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	44,311
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	393,849
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	242,651
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	290,148
600,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	564,535
380,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	319,776
1,200,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,018,714
400,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	350,710
400,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	319,829
	TOTAL	6,281,348
	Consumer Cyclical - Retailers—3.2%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	124,911
675,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	575,603
600,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	436,887
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	124,960
185,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	173,116
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	52,026
345,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	320,591
400,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	376,129
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	48,609
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	811,761
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	481,375
300,000	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	285,303
610,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	480,981
160,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	151,172
230,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	228,315
	TOTAL	4,671,739
	Consumer Non-Cyclical - Food/Beverage—6.5%
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	956,633
100,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	95,663
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	276,182
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	450,564
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	498,103
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	115,129
650,000	Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	573,818
710,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	601,765
400,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	393,175
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	239,648
135,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	110,226
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	197,138
445,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	314,696
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	196,123
150,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	128,478
110,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	92,854
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 300,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	$ 237,972
255,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	239,242
53,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	51,974
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	637,905
190,000	McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	150,436
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	234,243
500,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	369,827
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	235,442
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	276,644
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	298,558
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	290,010
400,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	342,873
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	196,367
585,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	549,847
	TOTAL	9,351,535
	Consumer Non-Cyclical - Health Care—1.9%
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	298,794
220,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	194,289
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	53,417
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	275,954
179,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	162,523
295,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	199,311
145,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	161,458
1,500,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	1,039,272
335,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	315,005
	TOTAL	2,700,023
	Consumer Non-Cyclical - Pharmaceuticals—3.6%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	864,193
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	643,432
980,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	981,718
970,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	983,027
185,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	148,937
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	261,453
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	270,121
600,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	411,008
375,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	311,837
500,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	378,835
	TOTAL	5,254,561
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	332,880
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	200,729
	TOTAL	533,609
	Consumer Non-Cyclical - Tobacco—1.7%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	335,409
650,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	456,232
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	194,649
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	278,772
500,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	460,084
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	147,386
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	267,155
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	$ 298,118
	TOTAL	2,437,805
	Energy - Independent—1.9%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	232,945
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	580,491
390,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	367,857
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	163,568
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	196,629
685,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	656,284
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	190,860
500,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	409,442
	TOTAL	2,798,076
	Energy - Integrated—1.0%
605,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	428,885
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	287,076
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	220,480
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	95,815
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	115,762
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	367,415
	TOTAL	1,515,433
	Energy - Midstream—6.0%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	111,983
165,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	140,416
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	383,915
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	97,623
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	98,740
50,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	43,585
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	48,071
725,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	613,087
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	217,786
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	237,875
550,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	421,439
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	169,704
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	462,102
400,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	392,053
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	497,687
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	256,719
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	286,945
350,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	293,031
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	378,189
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	161,505
500,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	425,267
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	76,029
400,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	343,828
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	412,949
600,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	498,952
180,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	159,467
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	357,809
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	276,429
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	281,588
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 650,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	$ 568,053
		TOTAL	8,712,826
		Energy - Oil Field Services—0.4%
510,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	525,422
		Energy - Refining—1.4%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	194,822
225,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	188,487
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	154,752
245,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	221,547
565,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	518,788
400,000		Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	327,444
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	132,184
400,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	354,889
		TOTAL	2,092,913
		Financial Institution - Banking—7.3%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	383,296
400,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	320,046
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	193,772
575,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	546,715
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	778,405
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	466,056
255,000	[1]	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	251,922
400,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	381,816
480,000		Citigroup, Inc., 4.125%, 7/25/2028	452,816
250,000		Citigroup, Inc., 5.500%, 9/13/2025	248,658
450,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	429,898
285,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	287,638
580,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	410,350
200,000		Comerica, Inc., 3.800%, 7/22/2026	178,186
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	191,046
120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	118,312
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	184,139
370,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	354,463
500,000		Goldman Sachs Group, Inc., 5.950%, 1/15/2027	507,249
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	320,562
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	867,741
750,000		Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	700,237
400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	318,079
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	442,594
750,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	678,231
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	183,496
350,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	350,303
		TOTAL	10,546,026
		Financial Institution - Broker/Asset Mgr/Exchange—0.8%
575,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	442,485
200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	195,037
200,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	170,931
300,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	293,776
		TOTAL	1,102,229
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—1.9%
$ 500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	$ 446,961
525,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	454,354
1,300,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,045,513
505,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	448,213
500,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	401,856
	TOTAL	2,796,897
	Financial Institution - Insurance - Health—0.4%
271,000	CIGNA Group, Sr. Unsecd. Note, 3.750%, 7/15/2023	270,760
250,000	CIGNA Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	232,830
	TOTAL	503,590
	Financial Institution - Insurance - Life—0.6%
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	252,655
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	115,130
400,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	331,180
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	129,326
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	54,325
	TOTAL	882,616
	Financial Institution - Insurance - P&C—0.9%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	459,502
400,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	390,404
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	124,503
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	388,918
	TOTAL	1,363,327
	Financial Institution - REIT - Apartment—0.5%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	154,888
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	147,109
160,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	126,457
80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	63,785
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	183,044
	TOTAL	675,283
	Financial Institution - REIT - Healthcare—1.0%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	288,228
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	210,187
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	274,135
325,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	268,956
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	463,194
	TOTAL	1,504,700
	Financial Institution - REIT - Office—1.0%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	47,576
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	85,406
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	93,308
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	237,712
500,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	402,247
840,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	567,274
	TOTAL	1,433,523
	Financial Institution - REIT - Other—0.4%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	153,896
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	159,071
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	295,950
	TOTAL	608,917
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—0.9%
$ 140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	$ 128,173
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	270,943
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	268,534
170,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	159,033
460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	408,285
		TOTAL	1,234,968
		Technology—7.9%
1,070,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,011,618
190,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	174,900
300,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	234,663
310,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	237,899
10,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	7,563
450,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	369,300
70,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	51,548
900,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	809,118
250,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	245,904
1,000,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	993,324
500,000		Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	399,154
205,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	195,345
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	189,720
135,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	93,030
250,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	243,460
60,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	56,625
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	342,466
285,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	283,598
230,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	234,203
450,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	442,563
155,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	149,674
765,000		Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	535,420
200,000	[1]	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	197,134
850,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	771,692
1,600,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,144,226
1,000,000		Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	771,083
200,000		Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	212,384
85,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	75,962
75,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	70,440
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	78,137
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	143,318
160,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	141,365
730,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	573,920
		TOTAL	11,480,756
		Technology Services—0.9%
150,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	133,959
710,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	631,284
500,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	444,810
85,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	73,946
95,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	79,129
		TOTAL	1,363,128
		Transportation - Airlines—0.4%
100,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	99,323
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Airlines—continued
$ 495,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	$ 489,974
	TOTAL	589,297
	Transportation - Railroads—0.5%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	113,206
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	202,312
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	88,184
195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	159,723
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	182,236
	TOTAL	745,661
	Transportation - Services—2.2%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	330,981
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	186,921
550,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	439,997
725,000	GXO Logistics, Inc., Sr. Unsecd. Note, 1.650%, 7/15/2026	630,975
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, 2.650%, 7/15/2031	245,578
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	265,128
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	384,682
260,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	232,580
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	201,759
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	200,299
	TOTAL	3,118,900
	Utility - Electric—6.7%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	123,814
385,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	369,036
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	428,584
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	164,626
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	76,431
270,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	262,649
180,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	183,121
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	225,342
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	140,477
645,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	538,509
450,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	460,892
195,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	188,412
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	124,115
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	107,811
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	221,932
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	428,080
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	292,355
475,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	483,193
740,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	601,383
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	235,259
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	96,743
90,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	72,711
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	84,088
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	150,401
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	223,094
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	272,600
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	188,554
400,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	394,039
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	$ 241,321
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	85,256
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	95,018
400,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	400,667
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	240,359
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	198,561
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,089,601
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	245,432
	TOTAL	9,734,466
	Utility - Natural Gas—1.2%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	301,006
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	75,813
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	265,147
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	156,150
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	119,569
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	197,256
260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	237,758
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	195,035
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	211,378
	TOTAL	1,759,112
	Utility - Natural Gas Distributor—0.1%
110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	70,691
	TOTAL CORPORATE BONDS (IDENTIFIED COST $159,235,735)	138,871,813
	FOREIGN GOVERNMENTS/AGENCIES—1.7%
	Sovereign—1.7%
700,000	Mexico, Government of, 3.750%, 1/11/2028	665,609
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	170,811
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	224,023
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	711,913
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	242,588
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	244,302
190,000	Peru, Government of, 6.550%, 3/14/2037	212,800
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,710,694)	2,472,046
	REPURCHASE AGREEMENT—1.1%
1,610,000	Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $2,016,369,878. (IDENTIFIED COST $1,610,000)	1,610,000
	INVESTMENT COMPANY—0.6%
851,100	Federated Hermes Government Obligations Fund, Premier Shares, 4.97%[3] (IDENTIFIED COST $851,100)	851,100
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $164,407,529)[4]	143,804,959
	OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	934,959
	TOTAL NET ASSETS—100%	$144,739,918
Semi-Annual Shareholder Report
12

At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	60	$6,425,625	September 2023	$(95,804)
United States Treasury Notes 10-Year Ultra Long Futures	20	$2,368,750	September 2023	$(15,670)
Short Futures:
United States Treasury Notes 10-Year Short Futures	15	$1,683,984	September 2023	$21,294
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(90,180)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2022	$1,397,565
Purchases at Cost	$7,007,216
Proceeds from Sales	$(7,553,681)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2023	$851,100
Shares Held as of 6/30/2023	851,100
Dividend Income	$20,409

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
13

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$138,871,813	$—	$138,871,813
Foreign Governments/Agencies	—	2,472,046	—	2,472,046
Investment Company	851,100	—	—	851,100
Repurchase Agreement	—	1,610,000	—	1,610,000
TOTAL SECURITIES	$851,100	$142,953,859	$—	$143,804,959
Other Financial Instruments:[1]
Assets	$21,294	$—	$—	$21,294
Liabilities	(111,474)	—	—	(111,474)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(90,180)	$—	$—	$(90,180)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.63	$11.86	$12.38	$11.48	$10.26	$11.10
Income From Investment Operations:
Net investment income (loss)	0.20	0.38	0.38	0.43	0.45	0.46
Net realized and unrealized gain (loss)	0.14	(2.20)	(0.44)	0.91	1.22	(0.77)
TOTAL FROM INVESTMENT OPERATIONS	0.34	(1.82)	(0.06)	1.34	1.67	(0.31)
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.38)	(0.43)	(0.45)	(0.46)
Distributions from net realized gain	—	(0.03)	(0.08)	(0.01)	—	(0.07)
TOTAL DISTRIBUTIONS	(0.20)	(0.41)	(0.46)	(0.44)	(0.45)	(0.53)
Net Asset Value, End of Period	$9.77	$9.63	$11.86	$12.38	$11.48	$10.26
Total Return[1]	3.58%	(15.44)%	(0.41)%	11.88%	16.56%	(2.82)%
Ratios to Average Net Assets:
Net expenses[2,3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.08%[4]	3.69%	3.19%	3.64%	4.11%	4.30%
Expense waiver/reimbursement[5]	0.25%[4]	0.24%	0.23%	0.27%	0.30%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,740	$134,660	$182,389	$143,775	$105,126	$85,243
Portfolio turnover[6]	2%	7%	11%	13%	18%	16%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Federated Investment Management Company (the “Adviser”) has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $826,937 of securities loaned and $851,100 of investments in affiliated holdings* (identified cost $164,407,529, including $851,100 of identified cost in affiliated holdings)	$143,804,959
Cash	271
Due from broker (Note 2)	125,525
Income receivable	1,624,610
Receivable for shares sold	547,360
Receivable for variation margin on futures contracts	3,806
Total Assets	146,106,531
Liabilities:
Payable for shares redeemed	2,606
Payable for collateral due to broker for securities lending (Note 2)	851,100
Income distribution payable	474,139
Payable to adviser (Note 5)	1,467
Payable for administrative fee (Note 5)	306
Accrued expenses (Note 5)	36,995
Total Liabilities	1,366,613
Net assets for 14,812,948 shares outstanding	$144,739,918
Net Assets Consist of:
Paid-in capital	$167,053,012
Total distributable earnings (loss)	(22,313,094)
Total Net Assets	$144,739,918
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$144,739,918 ÷ 14,812,948 shares outstanding, no par value, unlimited shares authorized	$9.77

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Interest	$2,882,603
Net income on securities loaned (includes $20,409 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,503
TOTAL INCOME	2,884,106
Expenses:
Administrative fee (Note 5)	58,384
Custodian fees	5,697
Transfer agent fees	6,802
Directors’/Trustees’ fees (Note 5)	1,058
Auditing fees	17,237
Legal fees	4,804
Portfolio accounting fees	39,800
Share registration costs	18,078
Printing and postage	10,211
Commitment fees (Note 7)	5,345
Miscellaneous (Note 5)	7,778
TOTAL EXPENSES	175,194
Reimbursement of other operating expenses (Note 5)	(175,194)
Net expenses	—
Net investment income	2,884,106
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(49,730)
Net realized loss on futures contracts	(241,205)
Net change in unrealized depreciation of investments	2,318,798
Net change in unrealized appreciation of futures contracts	(91,107)
Net realized and unrealized gain (loss) on investments and futures contracts	1,936,756
Change in net assets resulting from operations	$4,820,862

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,884,106	$5,605,476
Net realized gain (loss)	(290,935)	(1,359,046)
Net change in unrealized appreciation/depreciation	2,227,691	(32,192,713)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,820,862	(27,946,283)
Distributions to Shareholders	(2,958,238)	(6,080,541)
Share Transactions:
Proceeds from sale of shares	33,920,917	75,765,885
Net asset value of shares issued to shareholders in payment of distributions declared	76,880	212,329
Cost of shares redeemed	(25,780,224)	(89,681,142)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,217,573	(13,702,928)
Change in net assets	10,080,197	(47,729,752)
Net Assets:
Beginning of period	134,659,721	182,389,473
End of period	$144,739,918	$134,659,721
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Shareholder Report
19

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $175,194 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash
Semi-Annual Shareholder Report
20

based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,094,002 and $4,264,648, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$826,937	$851,100
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(90,180)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(241,205)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(91,107)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2023	Year Ended 12/31/2022
Shares sold	3,457,377	7,507,894
Shares issued to shareholders in payment of distributions declared	7,811	20,908
Shares redeemed	(2,629,759)	(8,931,278)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	835,429	(1,402,476)
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $164,407,529. The net unrealized depreciation of investments for federal tax purposes was $20,692,750. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $275,676 and unrealized depreciation from investments for those securities having an excess of cost over value of $20,968,426. The amounts presented are inclusive of derivative contracts.
As of December 31, 2022, the Fund had a capital loss carryforward of $1,316,255 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$440,790	$875,465	$1,316,255
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2023, the Adviser reimbursed $175,194 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the six months ended June 30, 2023, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$10,773,535
Sales	$2,514,950
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,035.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
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including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
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Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2022, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
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In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Corporate Bond Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedHermes.com/us/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
31

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2023

Ticker FHYSX

Federated Hermes High Yield Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	10.6%
Cable Satellite	7.3%
Insurance - P&C	6.9%
Midstream	6.3%
Automotive	5.7%
Healthcare	5.1%
Media Entertainment	4.9%
Packaging	4.6%
Building Materials	4.5%
Gaming	4.4%
Independent Energy	4.1%
Chemicals	3.0%
Other[3]	21.9%
Cash Equivalents[4]	7.9%
Other Assets and Liabilities—Net[5]	2.8%
TOTAL	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2023 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—94.7%
3,005,477	[1]	High Yield Bond Core Fund (IDENTIFIED COST $17,087,206)	$16,049,249
		REPURCHASE AGREEMENT—5.6%
$ 951,000
Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
7/20/2052 and the market value of those underlying securities was $2,016,369,878.
(IDENTIFIED COST $951,000)
			$ 951,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $18,038,206)[2]	17,000,249
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(58,066)
		TOTAL NET ASSETS—100%	$16,942,183
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
High Yield Bond Core Fund
Value as of 12/31/2022	$14,555,962
Purchases at Cost	$1,796,498
Proceeds from Sales	$(650,000)
Change in Unrealized Appreciation/Depreciation	$437,575
Net Realized Gain/(Loss)	$(90,786)
Value as of 6/30/2023	$16,049,249
Shares Held as of 6/30/2023	3,005,477
Dividend Income	$496,499
The Fund invests in High Yield Bond Core Fund (HYCORE), a portfolio of Federated Hermes Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2023, HYCORE represents 94.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
1	Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Annual Report is included with this Report.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
2

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$16,049,249	$—	$—	$16,049,249
Repurchase Agreement	—	951,000	—	951,000
TOTAL SECURITIES	$16,049,249	$951,000	$—	$17,000,249
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.88	$13.16	$13.18	$13.20	$12.21	$13.29
Income From Investment Operations:
Net investment income (loss)	0.36	0.76	0.71	0.75	0.82	0.81
Net realized and unrealized gain (loss)	0.23	(2.27)	(0.01)	(0.01)	0.99	(1.08)
TOTAL FROM INVESTMENT OPERATIONS	0.59	(1.51)	0.70	0.74	1.81	(0.27)
Less Distributions:
Distributions from net investment income	(0.36)	(0.77)	(0.72)	(0.76)	(0.82)	(0.81)
Net Asset Value, End of Period	$11.11	$10.88	$13.16	$13.18	$13.20	$12.21
Total Return[1]	5.52%	(11.63)%	5.40%	6.04%	15.10%	(2.19)%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.63%[3]	6.24%	5.42%	5.93%	6.30%	6.26%
Expense waiver/reimbursement[4]	1.08%[3]	0.55%	0.25%	0.45%	0.41%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,942	$15,889	$125,419	$95,707	$44,776	$42,319
Portfolio turnover[5]	4%	24%	2%	23%	25%	20%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2
The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $16,049,249 of investments in affiliated holdings* (identified cost $18,038,206, including $17,087,206 of identified cost in affiliated holdings)	$17,000,249
Cash	389
Income receivable from affiliated holdings	87,291
Receivable for shares sold	68,836
Total Assets	17,156,765
Liabilities:
Payable for investments purchased	87,292
Payable for shares redeemed	133
Income distribution payable	87,519
Payable to adviser (Note 5)	1,605
Payable for administrative fee (Note 5)	36
Payable for auditing fees	11,706
Payable for portfolio accounting fees	16,723
Accrued expenses (Note 5)	9,568
Total Liabilities	214,582
Net assets for 1,525,610 shares outstanding	$16,942,183
Net Assets Consist of:
Paid-in capital	$25,586,691
Total distributable earnings (loss)	(8,644,508)
Total Net Assets	$16,942,183
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$16,942,183 ÷ 1,525,610 shares outstanding, no par value, unlimited shares authorized	$11.11

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$496,499
Interest	16,567
TOTAL INCOME	513,066
Expenses:
Administrative fee (Note 5)	6,058
Custodian fees	707
Transfer agent fees	1,453
Directors’/Trustees’ fees (Note 5)	755
Auditing fees	14,946
Legal fees	4,525
Portfolio accounting fees	25,733
Share registration costs	12,434
Printing and postage	10,033
Commitment fee	2,941
Miscellaneous (Note 5)	3,689
TOTAL EXPENSES	83,274
Reimbursement of other operating expenses (Notes 2 and 5)	(83,274)
Net expenses	—
Net investment income	513,066
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(90,786)
Net change in unrealized depreciation of investments in affiliated holdings*	437,575
Net realized and unrealized gain (loss) on investments	346,789
Change in net assets resulting from operations	$859,855

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$513,066	$2,276,704
Net realized gain (loss)	(90,786)	(5,665,295)
Net change in unrealized appreciation/depreciation	437,575	(3,603,391)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	859,855	(6,991,982)
Distributions to Shareholders	(513,934)	(2,276,985)
Share Transactions:
Proceeds from sale of shares	3,470,342	13,195,555
Net asset value of shares issued to shareholders in payment of distributions declared	16,311	101,793
Cost of shares redeemed	(2,779,826)	(113,557,902)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	706,827	(100,260,554)
Change in net assets	1,052,748	(109,529,521)
Net Assets:
Beginning of period	15,889,435	125,418,956
End of period	$16,942,183	$15,889,435
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes High Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Shareholder Report
8

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $83,274 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
9

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2023	Year Ended 12/31/2022
Shares sold	312,883	1,102,776
Shares issued to shareholders in payment of distributions declared	1,469	8,523
Shares redeemed	(248,691)	(9,181,840)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	65,661	(8,070,541)
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $18,038,206. The net unrealized depreciation of investments for federal tax purposes was $1,037,957. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $1,037,957.
As of December 31, 2022, the Fund had a capital loss carryforward of $7,061,676 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,183,168	$5,878,508	$7,061,676
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract.
For the six months ended June 30, 2023, the Adviser reimbursed $83,274 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2023, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
10

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$1,713,753
Sales	$650,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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11

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,055.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the
Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report
12

High Yield Bond Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes High Yield Strategy Portfolio invests primarily in High Yield Bond Core Fund. Therefore, the High Yield Bond Core Fund financial statements and notes to financial statements are included on pages 14 through 37.
High Yield Bond Core Fund
Annual Shareholder Report
13

Management’s Discussion of Fund Performance (unaudited)
The total return of the High Yield Bond Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2022, was -11.96%. The total return of the Fund’s shares consisted of 5.71% current income and -17.67% of depreciation in the net asset value of the Fund’s shares. The total return of the Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was -11.18% during the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BHY2%ICI were: (1) the allocation among industry sectors, (2) the selection of individual securities and (3) the duration of the portfolio’s holdings. The following discussion will focus on the Fund’s performance relative to the BHY2%ICI.
MARKET OVERVIEW
The major factors influencing markets during the period under review were concerns about the economy and inflation. Economic growth started the year slowly as the lingering impact of the pandemic, the outbreak of war in Ukraine, supply chain issues and surging prices, especially for energy and food, caused major distortions. Global central banks, including the Federal Reserve, responded to the surge in prices by aggressively raising short-term interest rates. Longer-term rates also rose although less than short-term rates which resulted in an inverted yield curve.2 This raised further concerns about the economy. However, the second half of the year saw economic growth surprise to the upside as a robust job market, rising wages, declining pandemic-related concerns and normalizing supply chains provided support. Corporate earnings also proved resilient as companies were able to aggressively raise prices to offset surging input costs and rising wages, while demand was supported by the strong jobs market and from the benefits of the reopening from the pandemic. Default rates and credit spreads for high-yield securities both climbed modestly higher. The overall impact of these factors can be illustrated by the change in credit spreads between the Credit Suisse High Yield Bond Index3 and Treasury securities with similar maturities which began the period at 355 basis points, peaked in early July at 606 basis points before declining to end the fiscal year at 499 basis points.
Within the high-yield4 market, major industry sectors that substantially outperformed the overall BHY2%ICI during the reporting period included: Oil Field Services, Aerospace and Defense, Gaming, Independent Energy and Metals & Mining. Major industry sectors that substantially underperformed the overall BHY2%ICI during the fiscal year included: Pharmaceuticals, Retail, Wireless Telecommunications, Media & Entertainment and Cable & Satellite. From a quality perspective, the B-rated sector led the way with a total return of -10.26% followed by the BB-rated sector at -10.77%. The CCC-rated sector, perhaps reflecting some economic concerns, lagged with a return of -16.29%.
Sector Allocation
The Fund was positively impacted by its sector allocation relative to the BHY2%ICI. The Fund was positively impacted by its overweight allocation to the strong performing Insurance–Property and Casualty (P&C) and Oil Field Services industry sectors. The Fund was also positively impacted by its underweight allocations to the poor performing Retail, Wireline Telecommunications and Wireless Telecommunications sectors. In addition, the Fund was positively impacted by its cash holdings. The Fund was negatively impacted by its overweight allocations to the poor performing Pharmaceuticals, Media & Entertainment and Cable & Satellite sectors. It was also negatively impacted by its underweight allocations to the Refining, Other Industrials, Airline and Metal & Mining sectors.
Security Selection
The Fund’s security selection had a negative impact on performance relative to the BHY2%ICI. Security selection in Technology, Pharmaceuticals, Media & Entertainment, Healthcare, Chemicals, Cable & Satellite, Gaming, Diversified Manufacturing, Building Materials, Finance Companies, Midstream, Restaurants and Consumer Cyclical Services sectors negatively impacted performance. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BHY2%ICI included: Audacy, Inc., CSC Holdings LLC, Rackspace Technology, Mallinckrodt International and Polar US Barrower. The Fund was positively impacted by security selection in Insurance - P&C, Retail, Independent Energy, Wireless Telecommunications, Oil Field Services, and Consumer Products sectors. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BHY2%ICI included: Hub International Limited, Clarios Global LP, USIS Merger Subsidiary, Inc., Flex Acquisition and Gates Global LLC. The Fund also benefitted from its equity position in Superior Energy Services, Inc.
High Yield Bond Core Fund
Annual Shareholder Report
14

DURATION
The Fund began the reporting period with a duration shorter than the BHY2%ICI. Given the substantial increase in the general interest rate5 level during the period as well as the increase in credit spreads, the shorter duration had a positive impact early in the period. At the end of the fiscal year, the Fund’s duration6 was modestly greater than the BHY2%ICI.
1
 Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
3
 Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
4
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
5
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
High Yield Bond Core Fund
Annual Shareholder Report
15

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Core Fund (the “Fund”) from December 31, 2012 to December 31, 2022, compared to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2022

Average Annual Total Returns for the Period Ended 12/31/2022
	1 Year	5 Years	10 Years
Fund	-11.96%	2.10%	4.25%
BHY2%ICI	-11.18%	2.30%	4.03%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
  The BHY2%ICI is an issuer-constrained version of the Bloomberg US Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
High Yield Bond Core Fund
Annual Shareholder Report
16

Portfolio of Investments Summary Table (unaudited)
At December 31, 2022, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	9.5%
Cable Satellite	8.4%
Midstream	7.0%
Insurance - P&C	6.8%
Media Entertainment	6.7%
Health Care	5.4%
Automotive	5.1%
Packaging	4.9%
Independent Energy	4.9%
Building Materials	4.8%
Gaming	4.3%
Chemicals	3.7%
Other[2]	24.9%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities - Net[4]	1.2%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg US Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
High Yield Bond Core Fund
Annual Shareholder Report
17

Portfolio of Investments
December 31, 2022
Principal Amount or Shares		Value
	CORPORATE BONDS—95.4%
	Aerospace/Defense—1.5%
$ 3,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 3,755,882
4,800,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	4,694,705
2,600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,576,567
	TOTAL	11,027,154
	Automotive—5.1%
3,075,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,867,253
5,400,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,795,153
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,181,968
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,044,378
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,794,590
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,381,555
1,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,680,759
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	351,810
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,354,920
8,025,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	7,852,916
4,300,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,953,240
3,575,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	3,099,324
	TOTAL	38,357,866
	Building Materials—4.8%
2,500,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,046,812
1,250,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,148,656
1,300,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	917,631
4,150,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,087,619
5,125,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	3,860,272
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,495,957
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,439,758
1,950,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,555,028
4,175,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	3,328,114
2,850,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	2,307,987
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,328,477
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,081,620
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,165,447
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,098,252
2,150,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,861,341
	TOTAL	35,722,971
	Cable Satellite—8.4%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,230,380
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,393,775
1,300,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,295,148
3,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	2,594,190
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,239,500
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,242,615
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,653,877
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,501,822
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	589,241
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,013,344
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,690,533
High Yield Bond Core Fund
Annual Shareholder Report
18

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 3,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	$ 2,643,618
4,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	2,344,195
2,275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,274,000
4,500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,547,878
950,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	851,732
2,000,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	1,418,250
5,900,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	3,817,211
1,000,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	1,031,150
3,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,626,927
2,650,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
2,475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
1,975,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
4,175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,265,243
2,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,254,842
1,000,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	915,035
5,000,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	4,550,000
5,525,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	4,606,800
725,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	582,679
625,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	561,291
1,000,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	811,770
2,425,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,974,690
6,175,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,755,100
		TOTAL	62,276,836
		Chemicals—3.7%
3,575,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	2,954,345
225,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	215,729
5,100,000		Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	4,099,380
2,275,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,937,390
2,775,000		H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,465,352
4,700,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,518,913
5,225,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	4,972,005
5,675,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	4,315,873
3,950,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,470,486
1,875,000		WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,518,319
		TOTAL	27,467,792
		Construction Machinery—0.6%
2,525,000		H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,155,201
1,225,000		United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,029,668
625,000		United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	510,706
1,100,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,044,841
		TOTAL	4,740,416
		Consumer Cyclical Services—2.2%
6,800,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,944,006
3,500,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,052,525
6,875,000		Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,595,208
2,828,000		GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,727,892
1,500,000		Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	459,375
		TOTAL	16,779,006
		Consumer Products—1.7%
6,850,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,151,506
High Yield Bond Core Fund
Annual Shareholder Report
19

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	$ 1,238,189
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,481,941
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	564,332
	TOTAL	12,435,968
	Diversified Manufacturing—1.2%
5,875,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	5,678,481
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,944,135
	TOTAL	8,622,616
	Finance Companies—2.2%
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	741,454
4,950,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	4,046,478
250,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	240,414
5,250,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,019,665
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,702,394
2,775,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,503,272
3,000,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,390,850
1,275,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,099,447
	TOTAL	16,743,974
	Food & Beverage—1.5%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,553,341
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,169,500
2,500,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,357,013
951,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	921,082
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,256,692
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,689,290
	TOTAL	10,946,918
	Gaming—4.3%
2,625,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,228,859
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	956,161
1,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	871,180
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,406,005
2,250,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	2,205,824
875,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	851,992
775,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	763,073
2,300,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	1,959,978
4,550,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,263,441
3,050,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,413,476
1,250,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,112,275
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,214,800
1,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	961,800
2,725,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.625%, 7/1/2025	2,784,738
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	2,982,941
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	612,604
1,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,464,076
	TOTAL	32,053,223
	Health Care—5.4%
2,225,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	1,865,774
1,375,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,172,311
2,400,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,885,080
1,500,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,366,080
High Yield Bond Core Fund
Annual Shareholder Report
20

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 2,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	$ 1,808,204
3,450,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	1,714,833
3,300,000		CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	1,702,249
2,400,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,190,000
1,350,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,144,422
2,100,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,910,024
400,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	424,578
2,625,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	1,882,886
4,425,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	2,506,497
1,300,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	1,131,538
9,300,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	7,403,311
2,100,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	1,401,146
800,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	462,256
1,125,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	976,663
1,550,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,445,018
1,500,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	1,443,810
650,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	634,866
3,950,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	3,544,849
		TOTAL	40,016,395
		Health Insurance—0.3%
2,600,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	2,381,836
		Independent Energy—4.6%
1,125,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,044,517
1,400,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,374,106
949,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,172,817
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	989,017
1,400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	1,401,764
3,175,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	71,438
3,375,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	3,052,046
2,650,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,562,643
1,950,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,946,117
2,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	2,401,397
1,925,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,993,597
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	519,215
2,000,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,912,400
3,225,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,047,296
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	547,132
1,000,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,031,790
2,025,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,855,356
2,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,644,237
2,525,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,607,582
2,075,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	1,932,551
		TOTAL	34,107,018
		Industrial - Other—1.6%
7,550,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,188,955
3,675,000		Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,903,103
4,729,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	3,868,977
		TOTAL	11,961,035
		Insurance - P&C—6.8%
3,325,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,824,410
High Yield Bond Core Fund
Annual Shareholder Report
21

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 4,821,420	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	$ 4,604,456
4,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	3,585,877
4,225,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	4,092,601
7,225,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,158,455
8,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,106,795
6,200,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,082,324
1,900,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,873,693
225,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	212,979
8,500,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	7,025,071
975,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	845,467
6,450,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	6,223,763
	TOTAL	50,635,891
	Leisure—0.3%
2,625,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,288,997
	Lodging—0.4%
1,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	802,580
2,325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,259,354
	TOTAL	3,061,934
	Media Entertainment—6.6%
5,275,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,000,792
1,725,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,451,726
1,875,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	222,656
2,150,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	24,188
1,300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	939,166
975,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	866,185
3,350,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,989,875
1,275,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,040,298
5,711,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	4,869,209
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,209,858
1,775,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,452,203
750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	691,290
6,300,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	5,206,667
1,575,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,364,753
3,650,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	3,355,764
1,450,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,201,946
2,000,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	1,579,000
875,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	702,458
725,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	648,208
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	544,498
1,000,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	817,192
4,025,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,820,982
1,400,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,331,526
4,425,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	4,208,418
6,100,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	4,601,108
1,800,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	1,722,438
2,500,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	2,116,400
	TOTAL	48,978,804
	Metals & Mining—0.5%
1,325,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,171,878
High Yield Bond Core Fund
Annual Shareholder Report
22

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	$ 2,345,180
	TOTAL	3,517,058
	Midstream—7.0%
2,150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	2,069,106
1,700,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,617,141
3,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,841,232
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,928,360
2,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	2,711,651
1,400,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,193,794
2,600,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,343,839
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,691,935
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,415,719
2,325,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	1,956,248
2,625,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,513,437
1,900,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,702,311
2,425,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,822,084
1,750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,621,317
1,725,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,573,590
3,100,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	3,089,306
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,589,210
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,267,635
2,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	1,702,515
1,700,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,446,235
2,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,197,854
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,413,607
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,604,338
1,325,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,222,896
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,782,712
3,500,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,884,007
	TOTAL	52,202,079
	Oil Field Services—2.1%
3,450,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	3,162,398
2,100,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,008,113
1,725,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,628,364
900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	824,828
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,495,381
1,800,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,685,889
3,766,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	3,618,731
	TOTAL	15,423,704
	Packaging—4.9%
4,858,496	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,386,918
1,700,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,350,484
8,250,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	6,181,908
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	822,776
1,200,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,158,061
2,825,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	2,618,144
7,625,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	6,541,080
2,275,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,995,505
2,000,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,921,901
1,647,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,600,484
High Yield Bond Core Fund
Annual Shareholder Report
23

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 3,550,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	$ 3,101,089
800,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	765,889
5,425,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	4,986,144
	TOTAL	36,430,383
	Paper—0.3%
2,875,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,460,936
	Pharmaceuticals—2.1%
1,800,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	865,058
1,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	697,878
7,600,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	3,671,275
1,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	484,425
2,150,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	1,700,360
2,800,000	Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	2,421,020
2,700,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 144A, 10.000%, 6/15/2029	1,464,723
2,425,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,104,015
2,525,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	2,014,167
	TOTAL	15,422,921
	Restaurant—1.4%
9,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	7,530,326
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,262,339
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,309,831
	TOTAL	10,102,496
	Retailers—0.8%
1,825,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,749,820
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,223,539
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,339,000
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,042,427
1,400,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	978,719
	TOTAL	6,333,505
	Supermarkets—0.6%
4,625,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,890,504
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	261,910
	TOTAL	4,152,414
	Technology—9.5%
1,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,535,617
3,000,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,668,463
2,425,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,555,155
2,050,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	2,007,764
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,726,657
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,498,106
1,725,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,620,647
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,763,206
700,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	599,944
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,235,900
1,775,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,639,212
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,500,600
2,275,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,737,986
5,125,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	2,764,435
7,375,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	5,942,892
7,875,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	5,818,106
High Yield Bond Core Fund
Annual Shareholder Report
24

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 925,000		NCR Corp., 144A, 5.125%, 4/15/2029	$ 775,250
400,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	341,666
1,300,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,074,626
975,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	934,513
1,775,000		NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	1,662,571
300,000		Open Text Corp., 144A, 6.900%, 12/1/2027	300,390
1,375,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	1,182,294
1,800,000		Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	1,519,319
6,725,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	2,942,030
6,700,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	5,290,496
2,691,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,955,108
1,525,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,447,485
2,250,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,111,459
2,825,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,426,647
825,000		Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	569,967
		TOTAL	71,148,511
		Transportation Services—0.4%
3,275,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,116,425
		Utility - Electric—2.5%
650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	524,196
1,850,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	1,554,942
3,000,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,682,983
3,600,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,396,312
1,081,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,073,628
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	747,363
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	762,023
2,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,562,423
450,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	423,135
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,164,104
125,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	127,828
3,475,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,353,539
400,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	380,345
		TOTAL	18,752,821
		Wireless Communications—0.1%
500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	413,839
550,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 3.375%, 4/15/2029	485,482
		TOTAL	899,321
		TOTAL CORPORATE BONDS (IDENTIFIED COST $865,289,041)	710,569,224
		COMMON STOCKS—0.7%
		Cable Satellite—0.0%
7,064	[2,3]	Intelsat Jackson Holdings S.A.	45,916
		Independent Energy—0.0%
3,150	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.1%
67,010	[3]	iHeartMedia, Inc.	410,771
		Oil Field Services—0.5%
66,218	[2,3]	Superior Energy Services, Inc.	3,973,080
High Yield Bond Core Fund
Annual Shareholder Report
25

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Pharmaceuticals—0.1%
142,608	[3]	Mallinckrodt PLC	$ 1,105,212
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,032,078)	5,534,979
		FLOATING RATE LOAN—0.3%
		Independent Energy—0.3%
$ 1,976,000	[4]	Ascent Resources Utica Holdings, LLC, 2020 Fixed 2nd Lien Term Loan, 12.941% (3-month USLIBOR + 9.000%), 11/1/2025 (IDENTIFIED COST $1,976,000)	2,094,560
		INVESTMENT COMPANY—2.4%
17,614,978		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.36%[5] (IDENTIFIED COST $17,610,656)	17,611,455
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $894,907,775)[6]	735,810,218
		OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	9,300,364
		TOTAL NET ASSETS—100%	$745,110,582
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2021	$15,264,347
Purchases at Cost	$550,135,401
Proceeds from Sales	$(547,774,983)
Change in Unrealized Appreciation/Depreciation	$5,905
Net Realized Gain/(Loss)	$(19,215)
Value as of 12/31/2022	$17,611,455
Shares Held as of 12/31/2022	17,614,978
Dividend Income	$269,808

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $901,217,759.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
High Yield Bond Core Fund
Annual Shareholder Report
26

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$710,569,224	$0	$710,569,224
Floating Rate Loan	—	2,094,560	—	2,094,560
Equity Securities:
Common Stocks	1,515,983	—	4,018,996	5,534,979
Investment Company	17,611,455	—	—	17,611,455
TOTAL SECURITIES	$19,127,438	$712,663,784	$4,018,996	$735,810,218

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
27

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$6.34	$6.35	$6.36	$5.88	$6.40
Income From Investment Operations:
Net investment income (loss)	0.33	0.33	0.35	0.38	0.38
Net realized and unrealized gain (loss)	(1.08)	0.01	0.01	0.49	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	(0.75)	0.34	0.36	0.87	(0.13)
Less Distributions:
Distributions from net investment income	(0.37)	(0.35)	(0.37)	(0.39)	(0.39)
Net Asset Value, End of Period	$5.22	$6.34	$6.35	$6.36	$5.88
Total Return[1]	(11.96)%	5.42%	6.09%	15.18%	(2.16)%
Ratios to Average Net Assets:
Net expenses[2]	0.04%	0.02%	0.03%	0.03%	0.03%
Net investment income	5.77%	5.16%	5.70%	6.16%	6.14%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$745,111	$2,494,249	$2,212,263	$1,866,222	$1,712,174
Portfolio turnover[3]	13%	34%	38%	34%	21%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
28

Statement of Assets and Liabilities
December 31, 2022

Assets:
Investment in securities, at value including $17,611,455 of investments in an affiliated holding* (identified cost $894,907,775)	$735,810,218
Income receivable	13,524,770
Income receivable from an affiliated holding	50,445
Total Assets	749,385,433
Liabilities:
Income distribution payable	4,191,382
Accrued expenses (Note 5)	83,469
Total Liabilities	4,274,851
Net assets for 142,870,834 shares outstanding	$745,110,582
Net Assets Consist of:
Paid-in capital	$1,049,193,326
Total distributable earnings (loss)	(304,082,744)
Total Net Assets	$745,110,582
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$745,110,582 ÷ 142,870,834 shares outstanding, no par value, unlimited shares authorized	$5.22

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
29

Statement of Operations
Year Ended December 31, 2022

Investment Income:
Interest	$70,889,790
Dividends (including $269,808 received from an affiliated holding*)	270,421
TOTAL INCOME	71,160,211
Expenses:
Administrative fee (Note 5)	4,311
Custodian fees	65,062
Transfer agent fees	79,781
Directors’/Trustees’ fees (Note 5)	12,815
Auditing fees	36,000
Legal fees	9,322
Portfolio accounting fees	179,860
Share registration costs	199
Printing and postage	19,789
Commitment fee (Note 7)	10,101
Miscellaneous (Note 5)	21,695
TOTAL EXPENSES	438,935
Net investment income	70,721,276
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(19,215) on sales of investments in an affiliated holding*)	(75,289,254)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $5,905 on investments in an affiliated holding*)	(199,057,584)
Net realized and unrealized gain (loss) on investments	(274,346,838)
Change in net assets resulting from operations	$(203,625,562)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
30

Statement of Changes in Net Assets

Year Ended December 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$70,721,276	$127,044,351
Net realized gain (loss)	(75,289,254)	19,030,311
Net change in unrealized appreciation/depreciation	(199,057,584)	(15,581,232)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(203,625,562)	130,493,430
Distributions to Shareholders	(79,474,824)	(133,937,444)
Share Transactions:
Proceeds from sale of shares	107,543,200	706,985,450
Net asset value of shares issued to shareholders in payment of distributions declared	5,651,526	22,419,254
Cost of shares redeemed	(1,579,232,583)	(443,975,198)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,466,037,857)	285,429,506
Change in net assets	(1,749,138,243)	281,985,492
Net Assets:
Beginning of period	2,494,248,825	2,212,263,333
End of period	$745,110,582	$2,494,248,825
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
31

Notes to Financial Statements
December 31, 2022
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
High Yield Bond Core Fund
Annual Shareholder Report
32

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2022	Year Ended 12/31/2021
Shares sold	18,064,404	111,369,520
Shares issued to shareholders in payment of distributions declared	969,803	3,530,925
Shares redeemed	(269,530,125)	(70,088,967)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(250,495,918)	44,811,478
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$79,474,824	$133,937,444
As of December 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,148,870
Net unrealized depreciation	$(165,407,541)
Capital loss carryforwards	$(139,824,073)
TOTAL	$(304,082,744)
At December 31, 2022, the cost of investments for federal tax purposes was $901,217,759. The net unrealized depreciation of investments for federal tax purposes was $165,407,541. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $7,705,315 and unrealized depreciation from investments for those securities having an excess of cost over value of $173,112,856. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2022, the Fund had a capital loss carryforward of $139,824,073 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$28,650,339	$111,173,734	$139,824,073
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its
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affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the year ended December 31, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,963,432 and $19,268,938, respectively. Net realized loss recognized on these transactions was $810,228.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2022, were as follows:
Purchases	$148,373,325
Sales	$1,598,587,508
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2022, the Fund had no outstanding loans. During the year ended December 31, 2022, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2022, there were no outstanding loans. During the year ended December 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2022, 83.87% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,023.00	$4.13
Service Shares	$1,000	$1,021.20	$5.40
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.12	$4.13
Service Shares	$1,000	$1,019.86	$5.40

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes High Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
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including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
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Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2022, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
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The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes High Yield Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
42

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedHermes.com/us/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report
43

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
44

Federated Hermes High Yield Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2023

Ticker FMBPX

Federated Hermes Mortgage Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	89.8%
Non-Agency Mortgage-Backed Securities	5.5%
Asset-Backed Securities	2.4%
Agency Risk Transfer Securities	0.3%
Cash Equivalents[3]	4.1%
Other Assets and Liabilities—Net[4]	(2.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2023 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.7%
50,090,450	[1]	Mortgage Core Fund (IDENTIFIED COST $453,141,494)	$418,756,162
		REPURCHASE AGREEMENT—0.6%
$ 2,313,000
Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
7/20/2052 and the market value of those underlying securities was $2,016,369,878.
(IDENTIFIED COST $2,313,000)
			$ 2,313,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $455,454,494)[2]	421,069,162
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(1,190,008)
		TOTAL NET ASSETS—100%	$419,879,154

1	Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Annual Report is included with this Report.
Transactions with affiliated investment companies, which are funds managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Mortgage Core Fund
Value as of 12/31/2022	$294,527,987
Purchases at Cost	$127,601,299
Proceeds from Sales	$(900,000)
Change in Unrealized Appreciation/Depreciation	$(2,326,903)
Net Realized Gain/(Loss)	$(146,221)
Value as of 6/30/2023	$418,756,162
Shares Held as of 6/30/2023	50,090,450
Dividend Income	$7,001,300
The Fund invests in the Mortgage Core Fund (“Mortgage Core”), a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2023, Mortgage Core represents 99.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of Mortgage Core. To illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core, its financial statements are included within this report. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$418,756,162	$—	$—	$418,756,162
Repurchase Agreement	—	2,313,000	—	2,313,000
TOTAL SECURITIES	$418,756,162	$2,313,000	$—	$421,069,162
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.46	$9.85	$10.18	$9.98	$9.70	$9.90
Income From Investment Operations:
Net investment income (loss)	0.17	0.27	0.22	0.27	0.32	0.30
Net realized and unrealized gain (loss)	(0.02)	(1.40)	(0.32)	0.20	0.28	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.15	(1.13)	(0.10)	0.47	0.60	0.10
Less Distributions:
Distributions from net investment income	(0.17)	(0.26)	(0.22)	(0.27)	(0.32)	(0.30)
Distributions from net realized gain	—	—	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.26)	(0.23)	(0.27)	(0.32)	(0.30)
Net Asset Value, End of Period	$8.44	$8.46	$9.85	$10.18	$9.98	$9.70
Total Return[1]	1.78%	(11.54)%	(0.94)%	4.77%	6.29%	1.12%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.04%[3]	3.01%	2.21%	2.68%	3.26%	3.17%
Expense waiver/reimbursement[4]	0.15%[3]	0.17%	0.21%	0.23%	0.24%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$419,879	$295,407	$171,828	$126,578	$120,793	$99,486
Portfolio turnover[5]	0%	11%	14%	43%	7%	10%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2
The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $418,756,162 of investments in affiliated holdings* (identified cost $455,454,494, including $453,141,494 of identified cost in affiliated holdings)	$421,069,162
Cash	611
Income receivable from affiliated holdings	1,399,779
Receivable for shares sold	1,627,955
Total Assets	424,097,507
Liabilities:
Payable for investments purchased	2,799,779
Payable for shares redeemed	1,730
Income distribution payable	1,372,272
Payable to adviser (Note 5)	1,930
Payable for administrative fee (Note 5)	891
Accrued expenses (Note 5)	41,751
Total Liabilities	4,218,353
Net assets for 49,741,871 shares outstanding	$419,879,154
Net Assets Consist of:
Paid-in capital	$459,428,755
Total distributable earnings (loss)	(39,549,601)
Total Net Assets	$419,879,154
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$419,879,154 ÷ 49,741,871 shares outstanding, no par value, unlimited shares authorized	$8.44

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$7,001,300
Interest	28,904
TOTAL INCOME	7,030,204
Expenses:
Administrative fee (Note 5)	135,831
Custodian fees	5,944
Transfer agent fees	10,591
Directors’/Trustees’ fees (Note 5)	1,450
Auditing fees	16,018
Legal fees	4,804
Portfolio accounting fees	42,030
Share registration costs	21,334
Printing and postage	9,916
Commitment fee	2,914
Miscellaneous (Note 5)	8,884
TOTAL EXPENSES	259,716
Reimbursement of other operating expenses (Note 5)	(259,716)
Net expenses	—
Net investment income	7,030,204
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(146,221)
Net change in unrealized depreciation of investments in affiliated holdings*	(2,326,903)
Net realized and unrealized gain (loss) on investments	(2,473,124)
Change in net assets resulting from operations	$4,557,080

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,030,204	$7,112,504
Net realized gain (loss)	(146,221)	(2,886,851)
Net change in unrealized appreciation/depreciation	(2,326,903)	(31,121,729)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,557,080	(26,896,076)
Distributions to Shareholders	(7,027,069)	(7,113,868)
Share Transactions:
Proceeds from sale of shares	145,582,873	213,317,582
Net asset value of shares issued to shareholders in payment of distributions declared	170,095	207,511
Cost of shares redeemed	(18,811,032)	(55,935,840)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	126,941,936	157,589,253
Change in net assets	124,471,947	123,579,309
Net Assets:
Beginning of period	295,407,207	171,827,898
End of period	$419,879,154	$295,407,207
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $259,716 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2023	Year Ended 12/31/2022
Shares sold	17,013,791	23,685,150
Shares issued to shareholders in payment of distributions declared	19,910	23,589
Shares redeemed	(2,193,047)	(6,251,194)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	14,840,654	17,457,545
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $455,454,494. The net unrealized depreciation of investments for federal tax purposes was $34,385,332. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $34,385,332.
Semi-Annual Shareholder Report

As of December 31, 2022, the Fund had a capital loss carryforward of $147,079 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$139,841	$7,238	$147,079
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2023, the Adviser reimbursed $259,716 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2023, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$69,849,280
Sales	$—
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,017.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Mortgage Strategy Portfolio invests primarily in Mortgage Core Fund. Therefore, the Mortgage Core Fund financial statements and notes to financial statements are included on pages 14 through 38.
Mortgage Core Fund
Annual Shareholder Report

Management’s Discussion of Fund Performance (unaudited)
The total return of the Mortgage Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2022, was -11.57%. The Bloomberg US Mortgage Backed Securities Index (BMBS),1 the Fund’s broad-based securities market index, returned -11.81% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses not reflected in the total return of the BMBS.
During the reporting period, the most significant factors affecting the Fund’s performance were (a) interest rate strategy; (b) sector allocation; and (c) security selection.
The following discussion will focus on the Fund’s performance relative to the BMBS.
MARKET OVERVIEW
Citing elevated inflation which resulted from pandemic-induced supply/demand imbalances and the Russian invasion of Ukraine, as well as low unemployment, the Federal Reserve (the “Fed”) aggressively tightened monetary policy during the reporting period. From extremely accommodative monetary policy at period outset, the Fed moved at a historically rapid pace with seven rate hikes to reduce inflationary pressures. Additionally, quantitative easing policy purchases of securities reached a conclusion, and the portfolio of agency debt, mortgage-backed securities (MBS)2 and Treasury securities declined as securities matured. These steps were taken to combat inflation which reached the highest level in 40 years. Market yields spiked in response to Fed actions.
Treasury yields increased across the maturity spectrum and fixed-income investments outside of Treasury securities–the spread sectors–reeled, as slack demand produced wider yield spreads and negative excess returns. Virtually all spread sectors underperformed similar duration Treasury securities with corporate debt (both high-grade and high-yield), MBS (residential and commercial), asset-backed securities (ABS) and agency debt posting lackluster results. The mortgage sector suffered from a lack of demand as commercial bank buying decreased, and the Fed ceased portfolio purchases allowing portfolio holdings to decline as quantitative easing evolved to quantitative tightening. As Treasury yields and mortgage rates increased, mortgage refinance activity collapsed, and MBS average lives extended as homeowners’ existing manimortgage rates fell well below the available market rate for 30-year fixed mortgages.
During the reporting period, the 2- and 10-year U.S. Treasury yields increased 370 and 237 basis points to yield 4.43% and 3.88%, respectively.3
Interest rate strategy
The Fund decreased effective duration,4 relative to the BMBS, to reduce the anticipated impact of higher market yields. The lower portfolio sensitivity to interest rates proved beneficial as Treasury yields climbed. Interest rate strategy made a positive contribution to Fund performance during the period. During the reporting period, the Fund invested in Treasury futures contracts for duration and yield curve purposes. The impact to performance was minimal, totaling -3 basis points for the fiscal year.
Sector ALLOCATION
Allocations to conventional MBS, which include those issued by Fannie Mae and Freddie Mac as well as a cash position, were beneficial. Overall, sector allocation made a positive contribution to Fund performance.
SECURITY SELECTION
Security selection, notably in non-government-guaranteed mortgage securities, proved detrimental. Additionally, securities offering varying degrees of prepayment protection underperformed as call protection value declined. Security selection acted as a drag on Fund performance.
1
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2
 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Mortgage Core Fund
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Mortgage Core Fund (the “Fund”) from December 31, 2012 to December 31, 2022, compared to the Bloomberg US Mortgage Backed Securities Index (BMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2022

Average Annual Total Returns for the Period Ended 12/31/2022
	1 Year	5 Years	10 Years
Fund	-11.57%	-0.27%	0.90%
BMBS	-11.81%	-0.53%	0.74%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Mortgage Core Fund
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2022, the Fund’s portfolio composition1was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.0%
Non-Agency Mortgage-Backed Securities	4.4%
Asset-Backed Securities	2.8%
Derivative Contracts[2]	0.0%
Cash Equivalents[3]	3.7%
Other Assets and Liabilities—Net[4]	(0.9)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Mortgage Core Fund
Annual Shareholder Report

Portfolio of Investments
December 31, 2022
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—90.0%
	Federal Home Loan Mortgage Corporation—33.4%
$ 5,830,291	2.000%, 5/1/2035	$ 5,224,147
3,067,968	2.000%, 7/1/2035	2,740,379
18,088,964	2.000%, 11/1/2035	16,163,128
35,877,327	2.000%, 4/1/2036	32,136,140
15,779,375	2.000%, 11/1/2036	14,099,428
8,815,172	2.000%, 8/1/2050	7,265,467
10,921,265	2.000%, 9/1/2050	8,984,246
17,494,462	2.000%, 9/1/2050	14,490,012
29,593,363	2.000%, 11/1/2050	24,344,619
25,436,305	2.000%, 12/1/2050	20,869,224
3,284,258	2.000%, 3/1/2051	2,698,676
7,074,589	2.000%, 4/1/2051	5,802,138
44,736,223	2.000%, 4/1/2051	36,759,767
16,218,448	2.000%, 5/1/2051	13,301,363
35,176,482	2.000%, 1/1/2052	29,003,460
95,658,416	2.000%, 1/1/2052	78,602,549
1,606,498	2.500%, 10/1/2049	1,379,742
6,690,140	2.500%, 5/1/2050	5,775,103
8,124,960	2.500%, 9/1/2050	6,952,739
74,164,598	2.500%, 9/1/2051	63,012,630
72,908,933	2.500%, 10/1/2051	62,036,913
2,807,128	2.500%, 1/1/2052	2,409,150
13,168,505	2.500%, 2/1/2052	11,219,250
25,964,968	2.500%, 2/1/2052	22,068,787
11,958,302	2.500%, 2/1/2052	10,188,186
29,832,189	2.500%, 4/1/2052	25,607,420
1,484,970	3.000%, 4/1/2031	1,415,265
2,310,828	3.000%, 6/1/2032	2,197,302
2,738,841	3.000%, 6/1/2032	2,604,288
25,422,609	3.000%, 6/1/2033	24,141,874
1,827,904	3.000%, 7/1/2033	1,738,103
13,540,229	3.000%, 1/1/2043	12,319,749
472,872	3.000%, 6/1/2045	426,850
4,483,383	3.000%, 10/1/2045	4,048,440
641,778	3.000%, 5/1/2046	579,117
11,802,906	3.000%, 6/1/2046	10,561,981
4,923,578	3.000%, 6/1/2046	4,458,239
5,542,339	3.000%, 7/1/2046	5,037,572
1,834,468	3.000%, 9/1/2046	1,639,304
4,471,076	3.000%, 10/1/2046	4,034,532
4,547,714	3.000%, 10/1/2046	4,098,002
3,524,571	3.000%, 11/1/2046	3,169,427
2,609,136	3.000%, 11/1/2046	2,331,557
5,360,485	3.000%, 12/1/2046	4,832,076
7,628,467	3.000%, 5/1/2047	6,874,109
9,686,121	3.000%, 4/1/2052	8,574,670
38,615,739	3.000%, 6/1/2052	33,955,430
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 117,283	3.500%, 6/1/2026	$ 114,471
163,951	3.500%, 6/1/2026	159,875
58,036	3.500%, 7/1/2026	56,496
3,991,951	3.500%, 7/1/2042	3,736,585
3,624,293	3.500%, 9/1/2043	3,389,428
1,547,252	3.500%, 5/1/2046	1,442,558
17,467,814	3.500%, 7/1/2046	16,209,449
11,006,875	3.500%, 11/1/2047	10,220,829
5,735,905	3.500%, 11/1/2047	5,315,526
2,185,518	3.500%, 12/1/2047	2,014,415
11,269,586	3.500%, 12/1/2047	10,507,040
6,010,085	3.500%, 2/1/2048	5,590,271
8,840,792	3.500%, 2/1/2048	8,253,639
13,295,456	3.500%, 12/1/2049	12,140,620
8,359,202	3.500%, 5/1/2051	7,639,461
14,727,969	3.500%, 7/1/2051	13,469,072
64,770,456	3.500%, 4/1/2052	58,925,428
7,949,834	3.500%, 5/1/2052	7,232,423
35,537	4.000%, 5/1/2024	35,216
349,313	4.000%, 8/1/2025	344,475
50,742	4.000%, 5/1/2026	49,932
640,187	4.000%, 5/1/2026	629,977
690,332	4.000%, 12/1/2040	668,292
526,632	4.000%, 1/1/2042	509,296
3,041,946	4.000%, 11/1/2047	2,912,686
3,055,028	4.000%, 5/1/2048	2,918,530
31,357,332	4.000%, 6/1/2052	29,495,732
9,712,710	4.000%, 7/1/2052	9,120,916
16,882,873	4.000%, 8/1/2052	15,854,203
28,028	4.500%, 7/1/2024	27,827
29,884	4.500%, 8/1/2024	29,670
59,134	4.500%, 9/1/2024	58,712
33,476	4.500%, 9/1/2024	33,237
41,400	4.500%, 6/1/2025	41,084
37,782,312	4.500%, 10/1/2037	37,554,533
431,103	4.500%, 11/1/2039	426,962
1,289,777	4.500%, 5/1/2040	1,277,847
126,896	4.500%, 6/1/2040	125,729
186,421	4.500%, 7/1/2040	184,712
388,185	4.500%, 8/1/2040	384,542
705,892	4.500%, 8/1/2040	699,334
2,191,274	4.500%, 9/1/2040	2,171,188
430,341	4.500%, 7/1/2041	426,398
386,687	4.500%, 7/1/2041	383,135
274,269	4.500%, 7/1/2041	271,749
1,766,405	4.500%, 10/1/2048	1,729,563
9,284,035	4.500%, 7/1/2052	8,993,932
38,767,645	4.500%, 8/1/2052	37,404,815
3,982	5.000%, 6/1/2023	3,970
11,903	5.000%, 7/1/2023	11,867
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 3,786	5.000%, 7/1/2023	$ 3,775
3,574	5.000%, 7/1/2025	3,561
792,193	5.000%, 1/1/2034	795,336
273,753	5.000%, 5/1/2034	274,841
944	5.000%, 11/1/2035	950
305,748	5.000%, 4/1/2036	307,969
377	5.000%, 4/1/2036	380
5,404	5.000%, 4/1/2036	5,433
62,012	5.000%, 4/1/2036	62,479
72,610	5.000%, 5/1/2036	73,266
52,732	5.000%, 6/1/2036	53,108
117,692	5.000%, 6/1/2036	118,280
302,317	5.000%, 12/1/2037	304,966
50,886	5.000%, 5/1/2038	51,336
27,506	5.000%, 6/1/2038	27,747
53,357	5.000%, 9/1/2038	53,847
50,174	5.000%, 2/1/2039	50,643
48,245	5.000%, 6/1/2039	48,724
1,442,862	5.000%, 10/1/2039	1,458,007
127,787	5.000%, 2/1/2040	129,192
217,831	5.000%, 8/1/2040	220,385
37,024,669	5.000%, 10/1/2052	36,594,028
674,562	5.500%, 5/1/2034	690,253
21,822	5.500%, 3/1/2036	22,530
55,209	5.500%, 3/1/2036	56,856
11,270	5.500%, 3/1/2036	11,637
80,881	5.500%, 3/1/2036	83,044
165,429	5.500%, 6/1/2036	170,774
82,346	5.500%, 6/1/2036	85,024
31,917	5.500%, 6/1/2036	32,846
78,584	5.500%, 9/1/2037	81,177
133,424	5.500%, 9/1/2037	137,773
93,182	5.500%, 12/1/2037	96,237
11,710	5.500%, 3/1/2038	12,108
5,038,742	5.500%, 9/1/2052	5,070,068
30,000,892	5.500%, 12/1/2052	30,095,530
7,550	6.000%, 7/1/2029	7,680
17,743	6.000%, 2/1/2032	18,268
11,212	6.000%, 5/1/2036	11,666
31,740	6.000%, 8/1/2037	33,180
194,765	6.000%, 9/1/2037	203,128
4,073	6.500%, 6/1/2029	4,206
1,488	6.500%, 7/1/2029	1,537
128,839	6.500%, 11/1/2036	137,043
342,487	6.500%, 10/1/2037	365,819
1,426	6.500%, 4/1/2038	1,523
1,173	6.500%, 4/1/2038	1,254
6,742	7.000%, 4/1/2032	7,074
106,872	7.000%, 4/1/2032	113,722
23,282	7.000%, 9/1/2037	25,380
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 10,781	7.500%, 10/1/2029	$ 11,313
6,253	7.500%, 11/1/2029	6,574
7,352	7.500%, 4/1/2031	7,484
10,611	7.500%, 5/1/2031	11,312
1,432	8.000%, 3/1/2030	1,516
23,837	8.000%, 1/1/2031	25,173
25,953	8.000%, 2/1/2031	27,767
13,338	8.000%, 3/1/2031	14,229
513	8.500%, 9/1/2025	527
129	8.500%, 9/1/2025	132
	TOTAL	1,061,691,814
	Federal National Mortgage Association—54.2%
7,147,266	2.000%, 12/1/2034	6,419,837
10,384,073	2.000%, 7/1/2035	9,304,496
6,178,413	2.000%, 4/1/2036	5,526,423
31,615,733	2.000%, 5/1/2036	28,220,134
39,770,302	2.000%, 7/1/2050	32,716,554
8,254,174	2.000%, 8/1/2050	6,790,196
11,205,848	2.000%, 10/1/2050	9,218,354
27,099,546	2.000%, 11/1/2050	22,293,111
12,726,948	2.000%, 3/1/2051	10,485,577
8,745,286	2.000%, 5/1/2051	7,177,806
331,975,753	2.000%, 5/1/2051	272,784,576
18,949,490	2.000%, 6/1/2051	15,641,863
17,362,971	2.000%, 7/1/2051	14,272,584
15,649,186	2.000%, 10/1/2051	12,819,818
126,767,793	2.000%, 2/1/2052	103,610,525
76,035,957	2.000%, 2/1/2052	62,407,485
5,639,563	2.500%, 9/1/2035	5,187,795
23,460,837	2.500%, 7/1/2036	21,640,112
9,175,016	2.500%, 11/1/2036	8,434,299
2,651,108	2.500%, 12/1/2036	2,443,706
2,237,583	2.500%, 12/1/2049	1,921,051
3,361,383	2.500%, 7/1/2050	2,879,574
7,003,292	2.500%, 9/1/2050	5,995,087
15,941,967	2.500%, 9/1/2050	13,641,955
36,772,583	2.500%, 10/1/2050	31,375,324
13,884,286	2.500%, 11/1/2050	11,850,773
17,642,906	2.500%, 2/1/2051	15,034,088
21,754,650	2.500%, 2/1/2051	18,537,838
17,689,085	2.500%, 4/1/2051	15,059,620
15,748,249	2.500%, 5/1/2051	13,407,287
15,918,494	2.500%, 6/1/2051	13,604,458
44,709,800	2.500%, 9/1/2051	38,084,688
17,487,460	2.500%, 10/1/2051	14,852,444
82,391,309	2.500%, 10/1/2051	70,182,540
24,917,585	2.500%, 1/1/2052	21,244,758
8,317,669	2.500%, 1/1/2052	7,069,559
67,158,053	2.500%, 1/1/2052	57,080,631
9,148,704	2.500%, 2/1/2052	7,768,745
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 7,132,438	2.500%, 3/1/2052	$ 6,076,666
33,087,303	2.500%, 5/1/2052	28,184,417
1,137,581	3.000%, 2/1/2032	1,079,703
2,421,181	3.000%, 8/1/2043	2,196,133
1,676,812	3.000%, 9/1/2043	1,520,953
6,476,044	3.000%, 8/1/2046	5,835,646
3,074,461	3.000%, 9/1/2046	2,771,397
2,663,537	3.000%, 10/1/2046	2,395,153
1,441,572	3.000%, 10/1/2046	1,288,207
2,863,330	3.000%, 11/1/2046	2,574,814
2,657,498	3.000%, 11/1/2046	2,374,774
3,459,043	3.000%, 11/1/2046	3,111,583
876,457	3.000%, 1/1/2047	787,595
14,418,928	3.000%, 1/1/2047	12,966,044
761,348	3.000%, 2/1/2047	686,298
4,406,276	3.000%, 3/1/2047	3,962,290
8,739,692	3.000%, 3/1/2047	7,867,254
1,104,707	3.000%, 4/1/2047	986,490
5,799,604	3.000%, 12/1/2047	5,226,096
8,995,879	3.000%, 12/1/2047	8,109,112
3,567,120	3.000%, 2/1/2048	3,173,132
1,068,955	3.000%, 2/1/2048	951,891
1,227,993	3.000%, 11/1/2049	1,093,129
2,522,791	3.000%, 5/1/2051	2,244,543
126,210,049	3.000%, 5/1/2051	111,165,837
44,922,885	3.000%, 12/1/2051	39,561,069
38,298,503	3.000%, 12/1/2051	33,847,030
20,191,062	3.000%, 4/1/2052	17,867,894
73,562	3.500%, 11/1/2025	71,867
110,331	3.500%, 11/1/2025	107,789
116,841	3.500%, 12/1/2025	113,988
130,996	3.500%, 1/1/2026	127,857
34,939	3.500%, 1/1/2026	34,102
6,834,464	3.500%, 9/1/2042	6,391,801
11,043,393	3.500%, 7/1/2045	10,282,348
4,445,556	3.500%, 8/1/2046	4,109,187
4,190,591	3.500%, 8/1/2046	3,901,800
7,258,066	3.500%, 9/1/2046	6,780,564
4,620,221	3.500%, 2/1/2047	4,280,165
7,074,931	3.500%, 11/1/2047	6,556,416
7,328,824	3.500%, 12/1/2047	6,819,184
3,601,031	3.500%, 4/1/2048	3,332,613
12,830,587	3.500%, 5/1/2051	11,906,283
14,767,875	3.500%, 7/1/2051	13,533,257
48,150,502	3.500%, 6/1/2052	43,820,342
90,001	4.000%, 12/1/2025	88,714
117,455	4.000%, 7/1/2026	115,515
29,917,218	4.000%, 11/1/2037	29,193,320
1,072,556	4.000%, 2/1/2041	1,037,887
794,833	4.000%, 3/1/2046	766,523
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,035,134	4.000%, 7/1/2046	$ 997,683
2,291,230	4.000%, 11/1/2046	2,203,966
3,287,732	4.000%, 10/1/2047	3,147,412
5,108,417	4.000%, 10/1/2047	4,891,349
2,734,990	4.000%, 11/1/2047	2,614,501
2,937,864	4.000%, 1/1/2048	2,821,519
3,348,286	4.000%, 2/1/2048	3,201,825
3,748,467	4.000%, 2/1/2048	3,584,500
7,305,599	4.000%, 2/1/2048	6,995,167
1,199,640	4.000%, 2/1/2048	1,142,667
3,174,312	4.000%, 2/1/2048	3,032,981
1,982,294	4.000%, 3/1/2048	1,888,150
1,205,476	4.000%, 3/1/2048	1,154,064
2,878,166	4.000%, 5/1/2048	2,746,872
677,854	4.000%, 6/1/2048	646,932
2,519,405	4.000%, 6/1/2048	2,404,477
1,392,087	4.000%, 7/1/2048	1,323,255
14,452,674	4.000%, 4/1/2052	13,617,240
12,738,535	4.000%, 5/1/2052	11,970,340
35,273,888	4.000%, 7/1/2052	33,135,680
28,681,841	4.000%, 7/1/2052	26,952,188
16,858,380	4.000%, 9/1/2052	15,831,203
91,895	4.500%, 2/1/2039	90,955
486,186	4.500%, 5/1/2040	481,706
1,215,687	4.500%, 10/1/2040	1,204,541
147,816	4.500%, 11/1/2040	146,460
1,600,742	4.500%, 4/1/2041	1,586,057
794,050	4.500%, 6/1/2041	786,762
13,000,336	4.500%, 5/1/2052	12,547,388
6,928,268	4.500%, 6/1/2052	6,684,713
8,163,091	4.500%, 8/1/2052	7,878,679
17,363	5.000%, 5/1/2023	17,310
4,703	5.000%, 8/1/2023	4,688
45,812	5.000%, 11/1/2023	45,617
1,031,129	5.000%, 2/1/2036	1,038,327
567,414	5.000%, 7/1/2040	573,923
570,834	5.000%, 10/1/2041	577,843
42,572,829	5.000%, 8/1/2052	42,037,079
25,164	5.500%, 1/1/2032	25,679
16,471	5.500%, 1/1/2032	16,817
247,244	5.500%, 9/1/2034	253,613
681,554	5.500%, 12/1/2034	699,120
22,083	5.500%, 4/1/2035	22,637
292,088	5.500%, 11/1/2035	300,515
135,926	5.500%, 1/1/2036	139,898
50,734	5.500%, 3/1/2036	52,235
230,897	5.500%, 4/1/2036	237,577
351,840	5.500%, 4/1/2036	362,258
191,599	5.500%, 5/1/2036	197,864
73,637	5.500%, 9/1/2036	75,834
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 244,748	5.500%, 8/1/2037	$ 252,161
124,337	5.500%, 7/1/2038	128,419
349,531	5.500%, 4/1/2041	361,523
9,818,082	5.500%, 9/1/2052	9,885,871
8,862,705	5.500%, 11/1/2052	8,890,662
5,799	6.000%, 1/1/2029	5,899
7,546	6.000%, 2/1/2029	7,676
2,513	6.000%, 2/1/2029	2,548
3,538	6.000%, 4/1/2029	3,614
9,076	6.000%, 5/1/2029	9,271
4,567	6.000%, 5/1/2029	4,649
394,791	6.000%, 7/1/2034	409,706
212,757	6.000%, 11/1/2034	220,560
98,917	6.000%, 7/1/2036	103,345
26,051	6.000%, 7/1/2036	27,153
94,847	6.000%, 10/1/2037	99,224
39,527	6.000%, 6/1/2038	41,408
510,714	6.000%, 7/1/2038	534,479
46,113	6.000%, 9/1/2038	48,276
30,584	6.000%, 10/1/2038	32,082
289,552	6.000%, 2/1/2039	303,858
12,823	6.500%, 9/1/2028	13,046
2,196	6.500%, 8/1/2029	2,262
4,232	6.500%, 6/1/2031	4,412
11,550	6.500%, 6/1/2031	12,002
1,726	6.500%, 6/1/2031	1,794
1,879	6.500%, 6/1/2031	1,912
2,380	6.500%, 1/1/2032	2,478
35,242	6.500%, 3/1/2032	36,811
112,949	6.500%, 4/1/2032	118,164
14,558	6.500%, 5/1/2032	15,270
140,914	6.500%, 7/1/2036	149,733
3,095	6.500%, 8/1/2036	3,267
12,850	6.500%, 9/1/2036	13,724
23,422	6.500%, 12/1/2036	24,898
58,267	6.500%, 9/1/2037	62,359
193	6.500%, 12/1/2037	206
31,289	6.500%, 10/1/2038	33,453
40	7.000%, 7/1/2023	40
454	7.000%, 2/1/2024	454
171	7.000%, 5/1/2024	172
781	7.000%, 7/1/2024	787
577	7.000%, 7/1/2025	584
7,725	7.000%, 9/1/2031	8,135
5,007	7.000%, 9/1/2031	5,314
76,816	7.000%, 11/1/2031	81,622
5,405	7.000%, 12/1/2031	5,739
21,382	7.000%, 1/1/2032	21,594
23,595	7.000%, 2/1/2032	25,027
24,438	7.000%, 3/1/2032	25,968
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 45,741	7.000%, 3/1/2032	$ 47,592
4,741	7.000%, 4/1/2032	5,044
13,915	7.000%, 4/1/2032	14,675
101,615	7.000%, 4/1/2032	108,218
152,494	7.000%, 6/1/2037	166,098
735	7.500%, 1/1/2030	774
5,755	7.500%, 9/1/2030	6,078
5,637	7.500%, 5/1/2031	5,985
2,317	7.500%, 6/1/2031	2,465
21,795	7.500%, 8/1/2031	23,240
32,483	7.500%, 1/1/2032	33,980
2,663	7.500%, 6/1/2033	2,777
528	8.000%, 10/1/2026	530
1,333	8.000%, 11/1/2029	1,411
141	9.000%, 6/1/2025	144
	TOTAL	1,727,115,031
	Government National Mortgage Association—2.4%
6,101,695	3.000%, 1/20/2047	5,525,163
44,688,912	3.000%, 9/20/2050	39,851,905
702,235	3.500%, 8/15/2043	657,663
455,129	3.500%, 8/15/2043	426,241
8,402,468	3.500%, 3/20/2047	7,795,448
10,488,328	3.500%, 11/20/2047	9,724,064
647,404	4.000%, 9/15/2040	621,404
1,749,591	4.000%, 10/15/2040	1,681,147
827,897	4.000%, 1/15/2041	794,766
1,095,551	4.000%, 10/15/2041	1,051,249
2,991,085	4.000%, 6/15/2048	2,849,002
174,455	4.500%, 1/15/2039	171,535
110,554	4.500%, 6/15/2039	108,785
488,801	4.500%, 10/15/2039	481,052
186,219	4.500%, 1/15/2040	183,256
108,644	4.500%, 6/15/2040	106,944
66,063	4.500%, 9/15/2040	65,019
97,540	4.500%, 2/15/2041	96,018
557,491	4.500%, 3/15/2041	548,754
48,490	4.500%, 5/15/2041	47,723
1,819,376	4.500%, 6/20/2041	1,800,788
348,826	4.500%, 9/15/2041	344,123
359,386	4.500%, 10/15/2043	354,091
320,776	5.000%, 1/15/2039	321,506
244,757	5.000%, 5/15/2039	245,431
339,606	5.000%, 8/20/2039	342,812
114,866	5.500%, 12/15/2038	117,778
82,595	5.500%, 12/20/2038	84,979
161,648	5.500%, 1/15/2039	166,138
162,788	5.500%, 2/15/2039	167,268
5,558	6.000%, 10/15/2028	5,653
4,326	6.000%, 3/15/2029	4,417
53,975	6.000%, 2/15/2036	56,144
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 93,274	6.000%, 4/15/2036	$ 97,209
77,758	6.000%, 6/15/2037	81,018
9,168	6.500%, 10/15/2028	9,416
3,570	6.500%, 10/15/2028	3,603
4,034	6.500%, 11/15/2028	4,132
4,206	6.500%, 12/15/2028	4,303
2,213	6.500%, 2/15/2029	2,274
9,008	6.500%, 3/15/2029	9,217
21,330	6.500%, 9/15/2031	22,119
49,385	6.500%, 2/15/2032	51,337
7,778	7.000%, 11/15/2027	7,962
4,967	7.000%, 6/15/2028	5,114
9,088	7.000%, 11/15/2028	9,348
6,138	7.000%, 1/15/2029	6,325
6,066	7.000%, 5/15/2029	6,282
453	7.000%, 10/15/2029	459
17,597	7.000%, 5/15/2030	18,225
12,332	7.000%, 11/15/2030	12,833
7,565	7.000%, 12/15/2030	7,817
9,135	7.000%, 8/15/2031	9,511
34,883	7.000%, 10/15/2031	36,481
9,485	7.000%, 12/15/2031	9,951
7,993	7.500%, 8/15/2029	8,336
33,639	7.500%, 10/15/2029	35,156
1,557	7.500%, 10/15/2030	1,627
5,948	7.500%, 1/15/2031	6,286
677	8.000%, 8/15/2029	714
2,080	8.000%, 10/15/2029	2,194
7,469	8.000%, 11/15/2029	7,883
6,826	8.000%, 1/15/2030	7,165
2,734	8.000%, 10/15/2030	2,881
62,986	8.000%, 11/15/2030	66,821
3,068	8.500%, 5/15/2029	3,252
	TOTAL	77,355,517
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,955,245,523)	2,866,162,362
	COLLATERALIZED MORTGAGE OBLIGATIONS—4.4%
	Non-Agency Mortgage-Backed Securities—4.4%
460,152	Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	288,713
221,662	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	23,072
35,944,375	GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	28,763,925
37,409,743	JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	31,289,740
37,398,256	JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	29,903,997
42,621,064	JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	34,080,204
138,138	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.748%, 8/25/2035	122,417
1,784,903	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,463,865
3,039,115	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,477,958
14,827,125	Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	11,930,044
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $165,958,227)	140,343,935
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—2.8%
		Auto Receivables—0.0%
$ 522,911		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	$ 521,179
		Single Family Rental Securities—1.6%
14,739,416		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	13,509,930
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	13,082,010
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	12,707,729
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	13,310,071
		TOTAL	52,609,740
		Student Loans—1.2%
4,237,524		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	3,874,486
8,700,256		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	7,499,444
7,136,133		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	6,340,469
8,998,589	[1]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.117% (1-month USLIBOR +0.800%), 2/15/2036	8,755,088
10,985,330	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.417% (1-month USLIBOR +1.100%), 7/15/2053	10,752,745
		TOTAL	37,222,232
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $100,193,602)	90,353,151
		INVESTMENT COMPANY—3.7%
117,293,489		Federated Hermes Government Obligations Fund, Premier Shares, 4.15%[2] (IDENTIFIED COST $117,293,489)	117,293,489
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $3,338,690,841)[3]	3,214,152,937
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(29,876,844)
		TOTAL NET ASSETS—100%	$3,184,276,093
At December 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	300	$35,484,375	March 2023	$(764,768)
United States Treasury Notes 10-Year Long Futures	250	$28,074,219	March 2023	$(466,025)
Short Futures:
United States Treasury Ultra Bond Short Futures	100	$13,431,250	March 2023	$87,943
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,142,850)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2021	$1,233,856,835
Purchases at Cost	$2,978,910,262
Proceeds from Sales	$(4,095,473,608)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2022	$117,293,489
Shares Held as of 12/31/2022	117,293,489
Dividend Income	$3,373,291
Mortgage Core Fund
Annual Shareholder Report

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $3,338,473,621.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$2,866,162,362	$—	$2,866,162,362
Collateralized Mortgage Obligations	—	140,343,935	—	140,343,935
Asset-Backed Securities	—	90,353,151	—	90,353,151
Investment Company	117,293,489	—	—	117,293,489
TOTAL SECURITIES	$117,293,489	$3,096,859,448	$—	$3,214,152,937
Other Financial Instruments:[1]
Assets	$87,943	$—	$—	$87,943
Liabilities	(1,230,793)	—	—	(1,230,793)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,142,850)	$—	$—	$(1,142,850)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.76	$10.07	$9.88	$9.60	$9.80
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.17	0.24	0.32	0.30
Net realized and unrealized gain (loss)	(1.37)	(0.26)	0.22	0.28	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(1.12)	(0.09)	0.46	0.60	0.10
Less Distributions:
Distributions from net investment income	(0.26)	(0.22)	(0.27)	(0.32)	(0.30)
Net Asset Value, End of Period	$8.38	$9.76	$10.07	$9.88	$9.60
Total Return[2]	(11.57)%	(0.89)%	4.70%	6.33%	1.10%
Ratios to Average Net Assets:
Net expenses[3]	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income	2.78%	1.72%	2.42%	3.25%	3.18%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,184,276	$3,204,459	$2,143,118	$2,528,865	$2,815,951
Portfolio turnover[5]	204%	351%	257%	130%	109%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	123%	65%	72%	100%	109%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2022

Assets:
Investment in securities, at value including $117,293,489 of investments in an affiliated holding* (identified cost $3,338,690,841)	$3,214,152,937
Due from broker (Note 2)	1,027,500
Income receivable	8,295,042
Income receivable from an affiliated holding	447,907
Total Assets	3,223,923,386
Liabilities:
Payable for investments purchased	29,773,895
Payable for variation margin on futures contracts	3,904
Income distribution payable	9,713,947
Accrued expenses (Note 5)	155,547
Total Liabilities	39,647,293
Net assets for 379,865,050 shares outstanding	$3,184,276,093
Net Assets Consist of:
Paid-in capital	$3,671,066,599
Total distributable earnings (loss)	(486,790,506)
Total Net Assets	$3,184,276,093
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,184,276,093 ÷ 379,865,050 shares outstanding, no par value, unlimited shares authorized	$8.38

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2022

Investment Income:
Interest	$94,023,824
Dividends received from an affiliated holding*	3,373,291
TOTAL INCOME	97,397,115
Expenses:
Administrative fee (Note 5)	4,837
Custodian fees	146,911
Transfer agent fees	212,324
Directors’/Trustees’ fees (Note 5)	21,401
Auditing fees	32,199
Legal fees	9,422
Portfolio accounting fees	257,815
Printing and postage	19,642
Miscellaneous (Note 5)	29,569
TOTAL EXPENSES	734,120
Net investment income	96,662,995
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(306,588,703)
Net realized gain on futures contracts	52
Net change in unrealized appreciation of investments	(167,777,609)
Net change in unrealized appreciation of futures contracts	(1,142,850)
Net realized and unrealized gain (loss) on investments and futures contracts	(475,509,110)
Change in net assets resulting from operations	$(378,846,115)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$96,662,995	$43,750,066
Net realized gain (loss)	(306,588,651)	(9,894,595)
Net change in unrealized appreciation/depreciation	(168,920,459)	(58,278,254)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(378,846,115)	(24,422,783)
Distributions to Shareholders	(102,200,096)	(56,034,731)
Share Transactions:
Proceeds from sale of shares	2,040,715,935	1,365,048,740
Net asset value of shares issued to shareholders in payment of distributions declared	13,900,330	8,562,706
Cost of shares redeemed	(1,593,752,933)	(231,813,060)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	460,863,332	1,141,798,386
Change in net assets	(20,182,879)	1,061,340,872
Net Assets:
Beginning of period	3,204,458,972	2,143,118,100
End of period	$3,184,276,093	$3,204,458,972
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Notes to Financial Statements
December 31, 2022
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to February 25, 2021, the name of the Fund was Federated Mortgage Core Portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Mortgage Core Fund
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash
Mortgage Core Fund
Annual Shareholder Report

based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,889,123 and $1,033,173, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$1,142,850*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$52

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,142,850)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2022	Year Ended 12/31/2021
Shares sold	229,727,001	137,902,805
Shares issued to shareholders in payment of distributions declared	1,598,040	864,504
Shares redeemed	(179,640,289)	(23,434,485)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	51,684,752	115,332,824
Mortgage Core Fund
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$102,200,096	$56,034,731
As of December 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$100,877
Net unrealized depreciation	$(124,320,684)
Capital loss carryforwards	$(362,570,699)
TOTAL	$(486,790,506)
At December 31, 2022, the cost of investments for federal tax purposes was $3,338,473,621. The net unrealized depreciation of investments for federal tax purposes was $124,320,684. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $24,498,068 and unrealized depreciation from investments for those securities having an excess of cost over value of $148,818,752. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for dollar-roll transactions, mark-to-market on futures contracts and principal loss adjustments.
As of December 31, 2022, the Fund had a capital loss carryforward of $362,570,699 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$285,947,761	$76,622,938	$362,570,699
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2022, were as follows:
Purchases	$230,629,412
Sales	$83,749,152
Mortgage Core Fund
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2022, the Fund had no outstanding loans. During the year ended December 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2022, there were no outstanding loans. During the year ended December 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Mortgage Core Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF MORTGAGE CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 22, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period[1]
Actual	$1,000	$965.80	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.10	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Mortgage Core Fund
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Semi-Annual Shareholder Report

including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Semi-Annual Shareholder Report

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2022, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
Semi-Annual Shareholder Report

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mortgage Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedHermes.com/us/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2023